Average Annual Total Returns	12 Months Ended	18 Months Ended	40 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024 [2]
The Future Fund Long/Short ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	22.83%
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	17.54%	11.85%
Performance Inception Date	Jun. 20, 2023
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.00%	10.89%
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.39%	8.69%
One Global ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		10.13%
One Global ETF | MSCI All Country World Index (AWCI)
Prospectus [Line Items]
Average Annual Return, Percent	18.01%		6.52%
One Global ETF | Russell 3000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	31.57%		37.78%
One Global ETF | One Global ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	23.96%		0.43%
Performance Inception Date	Aug. 23, 2021
One Global ETF | One Global ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.96%		0.42%
One Global ETF | One Global ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.19%		0.32%

[1]	Future Fund Long Short ETF commenced operations on June 20, 2023.
[2]	One Global ETF commenced operations on August 23, 2021.